Exhibit 2. Conditions of the most significant loans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of conditions of the most significant loans [Abstract]
Disclosure of loans [text block]
Exhibit 2 – Conditions of the most significant loans

Class of credit	Company	Initial date	Expiry date	Currency	Disbursement		Outstanding balance Dec 31, 2018	Outstanding balance Dec 31, 2017	Typo de interest	Amortization of the principal	Payment of interest

		dec-10	dec-20	COP	479,900		479,900	479,900	Floating	Bullet	Half-yearly
		dec-10	dec-40	COP	284,300		284,300	284,300	Floating	Bullet	Half-yearly
Bonds, domestic	Ecopetrol S.A.	aug-13	aug-23	COP	168,600		168,600	168,600	Floating	Bullet	Half-yearly
currency		aug -13	aug-28	COP	347,500		347,500	347,500	Floating	Bullet	Half-yearly
		aug -13	aug-43	COP	262,950		262,950	262,950	Floating	Bullet	Half-yearly
Local currency syndicated	Oleoducto Bicentenario ODL - Oleoducto de los	jul-12	jul-24	COP	2,100,000		1,191,050	1,373,750	Floating	Quarterly	Quarterly
loan	Llanos Orientales S.A.	aug -13	aug-20	COP	800,000		224,000	352,000	Floating	Quarterly	Quarterly
		sep-13	sep-23	USD	1,300	**	1,300	1,300	Fixed	Bullet	Half-yearly
		sep-13	sep-43	USD	850		850	850	Fixed	Bullet	Half-yearly
Bonds, foreign	Ecopetrol S.A.	may-14	may-45	USD	2,000		2,000	2,000	Fixed	Bullet	Half-yearly
currency		sep-14	may-25	USD	1,200		1,200	1,200	Fixed	Bullet	Half-yearly
		jun-15	jun-26	USD	1,500		1,500	1,500	Fixed	Bullet	Half-yearly
		jun-16	sep-23	USD	500		500	500	Fixed	Bullet	Half-yearly
	Oleoducto Central S.A.	may-14	may-21	USD	500		500	500	Fixed	Bullet	Half-yearly
International		dec-17	dec-27	USD	2,001		1,742	1,941	Fixed	Half-yearly	Half-yearly
commercial credits -		dec-17	dec-27	USD	76		66	73	Floating	Half-yearly	Half-yearly
Refinería de	Ecopetrol S.A.	dec-17	dec-27	USD	73		63	71	Fixed	Half-yearly	Half-yearly
Cartagena		dec-17	dec-27	USD	159		138	154	Floating	Half-yearly	Half-yearly
		dec-17	dec-25	USD	359		321	344	Floating	Half-yearly	Half-yearly

** Financial debt designated as hedging instrument (see Note 28.1).